John L. Reizian, Esquire

2nd  Vice President and Associate General Counsel

The Lincoln National Life Insurance Company

350 Church Street

Hartford, Connecticut 06103-1106

Telephone: (860) 466-1539, Facsimile:  (860) 466-1778

John.Reizian@LFG.com

VIA EDGAR

August 17, 2009

U. S. Securities and Exchange Commission

Division of Investment Management

Office of Insurance Products

Room 8634; Mail Stop 8629

100 F Street, NE

Washington, DC 20549

Re:	Lincoln Life Flexible Premium Variable Life Account M
The Lincoln National Life Insurance Company
File Nos. 333-146507 and 811-08557
Post-Effective Amendment No. 11
Lincoln AssetEdgeSM VUL

Dear Sir or Madam:

Today we are electronically filing on EDGAR a post-effective amendment to the referenced registration statement to add a supplement to the prospectus.  The purpose of the amendment is to revise certain numerical values that currently are expressed in the prospectus in a number of tables and examples of calculations.  These revisions are occasioned by are-pricing of the insurance elements of the product and are more fully described below:

•      The Maximum Charge shown in the Surrender Charge section of “Table I: Transaction Fees” has been reduced and the Surrender Charges shown for a Representative Insured (male and female) have changed.

•      The Cost of Insurance charges shown for a Representative Insured (male and female) shown in the Cost of Insurance section of “Table II: Periodic Charges Other Than Fund Operating Expenses” have changed.

•      The Maximum Charge Shown in the Administrative Fee section of “Table II: Periodic Charges Other Than Fund Operating Expenses” has been reduced and the charges shown for a Representative Insured (male and female) have changed.

•      The schedule of maximum Surrender Charge periods associated with the age of the insured on the Policy Date (or the date of an increase in specified amount) has been increased at each point by 5 years.

The foregoing items have resulted in changes in the numerical values in some of the representative calculations and tables included in the prospectus, dated May 1, 2009, and the Supplement to the prospectus, dated August 14, 2009.

Should you have any questions regarding this filing, please feel free to contact me at (860) 466-1539.

Sincerely,

/s/ John L. Reizian

John L. Reizian

2nd Vice President and Associate General Counsel